Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	12,290,032	12,290,032	10,915,057
Preferred Stock, Shares Issued	12,056,647	12,046,521	9,866,295
Preferred stock, shares outstanding	12,056,647	12,046,521	9,866,295
Preferred stock, liquidation preference value	$ 81,144,648	$ 80,894,654	$ 51,906,551
Series Seed-1 [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	1,536,006	1,536,006
Preferred Stock, Shares Issued	1,536,006	1,536,006
Preferred stock, shares outstanding	1,536,006	1,536,006
Preferred Stock, Liquidation Preference Per Share	$ 1.84	$ 1.84
Preferred stock, liquidation preference value	$ 2,827,019	$ 2,827,019
Series Seed-1 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		1,536,006	1,536,006
Preferred Stock, Shares Issued		1,536,006	1,536,006
Preferred stock, shares outstanding		1,536,006	1,536,006
Preferred Stock, Liquidation Preference Per Share		$ 1.84	$ 1.84
Preferred stock, liquidation preference value		$ 2,827,019	$ 2,827,019
Series Seed-2 [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	1,099,412	1,099,412
Preferred Stock, Shares Issued	1,099,412	1,099,412
Preferred stock, shares outstanding	1,099,412	1,099,412
Preferred Stock, Liquidation Preference Per Share	$ 3.67	$ 3.67
Preferred stock, liquidation preference value	$ 4,032,973	$ 4,032,973
Series Seed-2 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		1,099,412	1,099,412
Preferred Stock, Shares Issued		1,099,412	1,099,412
Preferred stock, shares outstanding		1,099,412	1,099,412
Preferred Stock, Liquidation Preference Per Share		$ 3.67	$ 3.67
Preferred stock, liquidation preference value		$ 4,032,973	$ 4,032,973
Series A-1 [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	1,059,058	1,059,058
Preferred Stock, Shares Issued	1,059,058	1,059,058
Preferred stock, shares outstanding	1,059,058	1,059,058
Preferred Stock, Liquidation Preference Per Share	$ 5.06	$ 5.06
Preferred stock, liquidation preference value	$ 5,362,328	$ 5,362,328
Series A-1 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		1,059,058	1,059,058
Preferred Stock, Shares Issued		1,059,058	1,059,058
Preferred stock, shares outstanding		1,059,058	1,059,058
Preferred Stock, Liquidation Preference Per Share		$ 5.06	$ 5.06
Preferred stock, liquidation preference value		$ 5,362,328	$ 5,362,328
Series A [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	2,652,734	2,652,734
Preferred Stock, Shares Issued	2,652,734	2,652,734
Preferred stock, shares outstanding	2,652,734	2,652,734
Preferred Stock, Liquidation Preference Per Share	$ 6.49	$ 6.49
Preferred stock, liquidation preference value	$ 17,219,957	$ 17,219,957
Series A [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		2,652,734	2,652,734
Preferred Stock, Shares Issued		2,652,734	2,652,734
Preferred stock, shares outstanding		2,652,734	2,652,734
Preferred Stock, Liquidation Preference Per Share		$ 6.49	$ 6.49
Preferred stock, liquidation preference value		$ 17,219,957	$ 17,219,957
Serie SA-2 [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	1,745,625	1,745,624
Preferred Stock, Shares Issued	1,745,625	1,745,625
Preferred stock, shares outstanding	1,745,625	1,745,625
Preferred Stock, Liquidation Preference Per Share	$ 5.67	$ 5.67
Preferred stock, liquidation preference value	$ 9,896,472	$ 9,896,472
Serie SA-2 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		1,745,624
Preferred Stock, Shares Issued		1,745,625	1,745,625
Preferred stock, shares outstanding		1,745,625	1,745,625
Preferred Stock, Liquidation Preference Per Share		$ 5.67	$ 5.67
Preferred stock, liquidation preference value		$ 9,896,472	$ 9,896,472
Series SA-2 Preferred Stock [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized			1,745,625
Series A-2 [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	3,184,572	3,184,572
Preferred Stock, Shares Issued	3,184,572	3,184,572
Preferred stock, shares outstanding	3,184,572	3,184,572
Preferred Stock, Liquidation Preference Per Share	$ 7.09	$ 7.09
Preferred stock, liquidation preference value	$ 22,567,788	$ 22,567,788
Series A-2 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		3,184,572	2,822,222
Preferred Stock, Shares Issued		3,184,572	1,773,460
Preferred stock, shares outstanding		3,184,572	1,773,460
Preferred Stock, Liquidation Preference Per Share		$ 7.09	$ 7.09
Preferred stock, liquidation preference value		$ 22,567,788	$ 12,567,802
Series X [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized	1,012,625	1,012,265
Preferred Stock, Shares Issued	779,240	769,114
Preferred stock, shares outstanding	779,240	769,114
Preferred Stock, Liquidation Preference Per Share	$ 24.69	$ 24.69
Preferred stock, liquidation preference value	$ 19,238,111	$ 18,988,117
Series X [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock Share Authorized		1,012,265
Preferred Stock, Shares Issued		769,114
Preferred stock, shares outstanding		769,114
Preferred Stock, Liquidation Preference Per Share		$ 24.69
Preferred stock, liquidation preference value		$ 18,988,117